SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS

Note 7 – Subsequent Events

In accordance with ASC 855, Subsequent Events, the Company has analyzed its operations subsequent to June 30, 2022 to the date these financial statements were issued and has determined that it does not have any material subsequent events to disclose in these financial statements.

NOTE 8 – SUBSEQUENT EVENTS

In accordance with ASC 855, “Subsequent Events,” the Company has analyzed its operations subsequent to December 31, 2021 through the date when financial statements were issued, and has determined that the following material subsequent events require disclosure:

On March 21, 2021, BitNile Holdings, Inc. (NYSE American: NILE), a diversified holding company (“BitNile”) and its subsidiary TurnOnGreen, Inc., an electronic vehicle (“EV”) charging and power solutions company (“TurnOnGreen”), entered into a securities purchase agreement (the “SPA”) with Imperalis, whereby TurnOnGreen will, upon closing, become a subsidiary of Imperalis (the “Acquisition”). Upon completion of the Acquisition, which is contingent upon the completion of an audit of TurnOnGreen and each party’s satisfaction or waiver of certain customary closing conditions set forth in the SPA, Imperalis will change its name to TurnOnGreen and, through an upstream merger whereby the current TurnOnGreen shall cease to exist, have two operating subsidiaries, TOG Technologies Inc. and Digital Power Corporation. Promptly following the closing of the Acquisition, Imperalis will dissolve its three dormant subsidiaries. Subsequent to the Acquisition, should it close, BitNile will assist TurnOnGreen in pursuing an uplisting to the Nasdaq Capital Market, subject to Nasdaq’s seasoning rules and other criteria for listing. BitNile anticipates that stockholders of BitNile will in due course receive a dividend of securities of TurnOnGreen. BitNile expects to distribute to BitNile stockholders approximately 140 million of its common shares and an equal number of warrants to purchase such shares of TurnOnGreen at the time of the record date to be set therefor, subject to regulatory approval and compliance with US federal securities laws. Upon the closing of the Acquisition, TurnOnGreen will continue to be led by its Chief Executive Officer, Amos Kohn and its Chief Revenue Officer, Marcus Charuvastra.

Turnongreen Inc [Member]
SUBSEQUENT EVENTS

11. SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10, the Company has analyzed its operations subsequent to June 30, 2022, and thru the date of this report being issued and has determined that it does not have any material subsequent events to disclose in these financial statements.

12. SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10, the Company has analyzed its operations subsequent to December 31, 2021, and thru the date of this report being issued and has determined that it does not have any material subsequent events to disclose in these financial statements except for the following.

TurnOnGreen Lease Agreement

On November 5, 2021, the Company’s subsidiary, TurnOnGreen, entered into a lease agreement to lease a 31,165 square foot building in Milpitas, California. The lease term is approximately 50 months beginning on January 1, 2022 ending January 31, 2026. The total commitment under the lease is $2.3 million.

Entry in Securities Purchase Agreement

On March 20, 2022, the Company entered into a securities purchase agreement (the “Agreement”) with Imperalis Holding Corp. (OTC Pink: IMHC) (“Imperalis”), a publicly traded subsidiary of the Company’s parent. Upon closing of the Agreement, TurnOnGreen will become a subsidiary of Imperalis and Imperalis will change its name to TurnOnGreen, Inc., and through an upstream merger, the Company and its subsidiaries shall cease to exist. The Company’s parent will then assist the newly merged company in pursuing an uplisting to the Nasdaq Capital Market, subject to Nasdaq’s seasoning rules and other criteria for listing.